Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2025
November 2026 Convertible Notes
Debt Instrument [Line Items]
Scheduled of convertible senior notes
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Liability:
Principle:	32,933	200,000
Unamortized issuance costs	(162)	(2,075)
Net carrying amount	32,771	197,925

September 2030 Convertible Notes
Debt Instrument [Line Items]
Scheduled of convertible senior notes
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Liability:
Principle:	500,000	-
Unamortized issuance costs	(12,938)	-
Net carrying amount	487,062	-